Investors Research Fund

                          Supplement dated May 7, 2001
                                     to the
                        Prospectus dated January 26, 2001

Effective April 30, 2001, the name of the Fund has been changed to Investors Research Fund.

THE FOLLOWING SUPPLEMENTS THE SECTION "FEES AND EXPENSES" ON PAGE 4 OF THE PROSPECTUS.

SHAREHOLDER FEES
(fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases
  (as a percentage of offering price) .................................   5.50%
Maximum deferred sales charge (load) *                                    None
  (as a percentage of purchase or sale price whichever
  is less)
Redemption fee ........................................................   None

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)

Management Fees .......................................................   0.50%
Distribution and Service (12b-1 Fees) .................................   0.25%
Other Expenses ........................................................   1.70%
                                                                         -----
Total Annual Fund Operating Expenses ..................................   2.45%
                                                                         =====

----------
* If you purchase shares without a sales charge, a contingent deferred sales charge of 1% may be imposed on shares that are redeemed within one year after purchase (other than by reinvestment of dividends or distributions), determined on a first-in, first-out basis.

THE FOLLOWING SUPPLEMENTS THE SECTION "HOW TO BUY SHARES" TABLE ON PAGE 7 OF THE PROSPECTUS.

                                       As a Percentage of     As a Percentage of
Your Investment                          Offering Price         Your Investment
---------------                          --------------         ---------------
Less than $25,000                             5.50%                  5.82%
$25,000 but less than $50,000                 5.00%                  5.26%
$50,000 but less than $100,000                4.50%                  4.71%
$100,000 but less than$250,000                3.50%                  3.63%
$250,000 but less than $500,000               2.50%                  2.56%
$500,000 but less than $750,000               2.00%                  2.04%
$750,000 but less than $1,000,000             1.50%                  1.52%
$1,000,000 or more                            None*                  None*

----------
* A contingent deferred sales charge of 1% may be imposed on shares that are redeemed within one year after purchase (other than by reinvestment of dividends or distributions), determined on a first-in, first-out basis.

Fund Shares purchased with reinvested dividends or distributions are not subject to sales charge.